AST QUANTITATIVE MODELING PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 94.5%
Affiliated Mutual Funds — 25.6%
Domestic Equity — 20.3%
AST Large-Cap Growth Portfolio*	606,990	$52,012,942
AST Large-Cap Value Portfolio*	906,542	48,345,899
AST Small-Cap Equity Portfolio*	208,225	15,094,202
PGIM Jennison Natural Resources Fund	37,451	2,039,580
		117,492,623
Fixed Income — 0.4%
PSF PGIM High Yield Bond Portfolio*	303,640	2,210,502
International Equity — 4.9%
AST International Growth Portfolio*	937,406	27,259,779
PGIM Global Real Estate Fund	30,019	586,578
PGIM Jennison Emerging Markets Equity Opportunities Fund	17,179	298,236
		28,144,593

Total Affiliated Mutual Funds (cost $129,995,010)(wa)		147,847,718
Common Stocks — 43.1%
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.*	105	55,225
Boeing Co. (The)*	1,170	199,543
General Dynamics Corp.	395	107,669
General Electric Co.	6,880	1,377,032
HEICO Corp.	1,000	267,190
Howmet Aerospace, Inc.	1,240	160,865
Huntington Ingalls Industries, Inc.	40	8,162
Kongsberg Gruppen ASA (Norway)	1,185	173,739
L3Harris Technologies, Inc.	700	146,517
Lockheed Martin Corp.	1,820	813,012
Northrop Grumman Corp.	1,505	770,575
Rheinmetall AG (Germany)	115	164,556
Rolls-Royce Holdings PLC (United Kingdom)*	44,657	434,038
RTX Corp.	3,780	500,699
Safran SA (France)	773	203,518
Textron, Inc.	250	18,062
Thales SA (France)	483	128,392
TransDigm Group, Inc.	86	118,963
		5,647,757
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	210	21,504
Expeditors International of Washington, Inc.	190	22,847
FedEx Corp.	2,450	597,261
United Parcel Service, Inc. (Class B Stock)	2,440	268,376
		909,988
Automobile Components — 0.1%
Aisin Corp. (Japan)	9,600	104,860
Aptiv PLC (United Kingdom)*	310	18,445
Bridgestone Corp. (Japan)	800	32,138
	Shares	Value

Common Stocks (continued)
Automobile Components (cont’d.)
Cie Generale des Etablissements Michelin SCA (France)	6,588	$231,546
Denso Corp. (Japan)	3,700	45,904
FCC Co. Ltd. (Japan)	1,100	22,985
Sumitomo Electric Industries Ltd. (Japan)	7,500	125,174
		581,052
Automobiles — 0.7%
Ferrari NV (Italy)	367	156,731
Ford Motor Co.	24,070	241,422
General Motors Co.	12,930	608,098
Subaru Corp. (Japan)	3,900	69,846
Suzuki Motor Corp. (Japan)	17,900	219,725
Tesla, Inc.*	10,375	2,688,785
Toyota Motor Corp. (Japan)	12,900	228,037
		4,212,644
Banks — 2.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	4,788	100,890
AIB Group PLC (Ireland)	15,317	98,936
ANZ Group Holdings Ltd. (Australia)	4,158	76,129
Banco Bilbao Vizcaya Argentaria SA (Spain)	23,916	326,396
Banco Santander SA (Spain)	32,789	220,897
Bank Hapoalim BM (Israel)	4,860	65,907
Bank Leumi Le-Israel BM (Israel)	9,791	131,851
Bank of America Corp.	24,860	1,037,408
Bank of Nagoya Ltd. (The) (Japan)	200	10,638
Barclays PLC (United Kingdom)	28,980	108,966
BAWAG Group AG (Austria), 144A	475	49,003
BNP Paribas SA (France)	1,224	102,301
BOC Hong Kong Holdings Ltd. (China)	47,500	192,324
Citigroup, Inc.	13,330	946,297
Citizens Financial Group, Inc.	590	24,172
Commonwealth Bank of Australia (Australia)	1,186	112,781
Credit Agricole SA (France)	10,725	195,271
Dah Sing Financial Holdings Ltd. (Hong Kong)	3,200	11,981
Danske Bank A/S (Denmark)	1,395	45,660
DBS Group Holdings Ltd. (Singapore)	6,100	209,482
DNB Bank ASA (Norway)	4,000	105,251
Fifth Third Bancorp	1,050	41,160
HSBC Holdings PLC (United Kingdom)	45,221	512,647
Huntington Bancshares, Inc.	1,960	29,420
ING Groep NV (Netherlands)	13,028	255,235
Intesa Sanpaolo SpA (Italy)	67,825	349,548
JPMorgan Chase & Co.	10,910	2,676,223
Keiyo Bank Ltd. (The) (Japan)	3,300	19,930
KeyCorp	1,340	21,427
Lloyds Banking Group PLC (United Kingdom)	42,274	39,649
M&T Bank Corp.	1,740	311,025
Mitsubishi UFJ Financial Group, Inc. (Japan)	20,300	276,766
A1

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
Mizrahi Tefahot Bank Ltd. (Israel)	994	$44,703
NatWest Group PLC (United Kingdom)	44,622	263,466
Nordea Bank Abp (Finland)	8,098	103,577
PNC Financial Services Group, Inc. (The)	620	108,977
Regions Financial Corp.	1,230	26,728
Shizuoka Financial Group, Inc. (Japan)	4,600	50,290
Societe Generale SA (France)	450	20,301
Standard Chartered PLC (United Kingdom)	7,330	108,773
Sumitomo Mitsui Financial Group, Inc. (Japan)	8,600	221,146
TOMONY Holdings, Inc. (Japan)	5,600	20,291
Truist Financial Corp.	16,900	695,435
U.S. Bancorp	17,230	727,451
UniCredit SpA (Italy)	3,279	184,057
United Overseas Bank Ltd. (Singapore)	5,100	143,904
Webster Financial Corp.	1,700	87,635
Wells Fargo & Co.	13,080	939,013
		12,451,318
Beverages — 0.4%
Brown-Forman Corp. (Class B Stock)(a)	240	8,146
Carlsberg A/S (Denmark) (Class B Stock)	555	70,251
Coca-Cola Co. (The)	22,380	1,602,855
Coca-Cola HBC AG (Italy)*	699	31,657
Constellation Brands, Inc. (Class A Stock)	230	42,210
Keurig Dr. Pepper, Inc.	5,060	173,153
Molson Coors Beverage Co. (Class B Stock)	230	14,000
Monster Beverage Corp.*	1,090	63,787
PepsiCo, Inc.	3,290	493,303
		2,499,362
Biotechnology — 0.7%
AbbVie, Inc.	5,650	1,183,788
Alnylam Pharmaceuticals, Inc.*	1,800	486,036
Amgen, Inc.	3,830	1,193,236
Biogen, Inc.*	230	31,473
Genmab A/S (Denmark)*	228	44,419
Gilead Sciences, Inc.	4,350	487,418
Incyte Corp.*	210	12,716
Moderna, Inc.*	460	13,041
Natera, Inc.*	2,800	395,948
Regeneron Pharmaceuticals, Inc.	157	99,574
Vertex Pharmaceuticals, Inc.*	390	189,080
		4,136,729
Broadline Retail — 1.4%
Amazon.com, Inc.*	41,780	7,949,063
eBay, Inc.	750	50,798
Next PLC (United Kingdom)	827	119,150
		8,119,011
	Shares	Value

Common Stocks (continued)
Building Products — 0.2%
A.O. Smith Corp.	160	$10,458
Allegion PLC	150	19,569
Armstrong World Industries, Inc.	400	56,352
Builders FirstSource, Inc.*	160	19,990
Carrier Global Corp.	1,260	79,884
Cie de Saint-Gobain SA (France)	3,821	380,636
Hayward Holdings, Inc.*	18,800	261,696
Johnson Controls International PLC	1,030	82,513
Lennox International, Inc.	50	28,042
Masco Corp.	290	20,167
ROCKWOOL A/S (Denmark) (Class B Stock)	138	57,202
Trane Technologies PLC	1,150	387,458
		1,403,967
Capital Markets — 1.5%
3i Group PLC (United Kingdom)	6,039	283,958
Ameriprise Financial, Inc.	150	72,617
Amundi SA (France), 144A	2,494	195,393
Bank of New York Mellon Corp. (The)	8,720	731,346
Blackrock, Inc.	227	214,851
Blackstone, Inc.	1,140	159,349
Cboe Global Markets, Inc.	160	36,206
Charles Schwab Corp. (The)	2,660	208,225
CME Group, Inc.	570	151,215
Deutsche Bank AG (Germany)	11,269	268,621
Euronext NV (Netherlands), 144A	903	131,054
FactSet Research Systems, Inc.	55	25,005
Franklin Resources, Inc.	420	8,085
Goldman Sachs Group, Inc. (The)	980	535,364
Houlihan Lokey, Inc.	1,000	161,500
Intercontinental Exchange, Inc.	2,000	345,000
Invesco Ltd.	17,910	271,695
Janus Henderson Group PLC	10,300	372,345
KKR & Co., Inc.	1,060	122,547
MarketAxess Holdings, Inc.	65	14,063
Moody’s Corp.	235	109,437
Morgan Stanley	8,130	948,527
MSCI, Inc.	1,115	630,533
Nasdaq, Inc.	3,450	261,717
Nomura Holdings, Inc. (Japan)	52,400	322,885
Northern Trust Corp.	320	31,568
Plus500 Ltd. (Israel)	1,114	39,545
Raymond James Financial, Inc.	2,290	318,104
S&P Global, Inc.	2,285	1,161,009
Singapore Exchange Ltd. (Singapore)	10,900	107,910
State Street Corp.	450	40,289
Stifel Financial Corp.	3,100	292,206
T. Rowe Price Group, Inc.	360	33,073
UBS Group AG (Switzerland)	7,567	232,417
		8,837,659
Chemicals — 0.5%
Air Products & Chemicals, Inc.	750	221,190
Albemarle Corp.	150	10,803
Artience Co. Ltd. (Japan)	700	14,493
CF Industries Holdings, Inc.	230	17,974

A2

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Corteva, Inc.	1,070	$67,335
Dow, Inc.	1,100	38,412
DuPont de Nemours, Inc.	7,560	564,581
Eastman Chemical Co.	150	13,217
Ecolab, Inc.	2,300	583,096
FMC Corp.	2,500	105,475
Givaudan SA (Switzerland)	3	12,908
International Flavors & Fragrances, Inc.	340	26,387
Linde PLC	1,545	719,414
LyondellBasell Industries NV (Class A Stock)	350	24,640
Mitsubishi Chemical Group Corp. (Japan)	15,200	75,111
Mosaic Co. (The)	430	11,614
Nitto Denko Corp. (Japan)	4,100	75,836
Orica Ltd. (Australia)	3,243	34,662
PPG Industries, Inc.	370	40,459
Sherwin-Williams Co. (The)	355	123,962
Solvay SA (Belgium)	439	15,616
		2,797,185
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	8,612	108,797
Cintas Corp.	540	110,986
Copart, Inc.*	3,070	173,731
Dai Nippon Printing Co. Ltd. (Japan)	1,400	19,933
Republic Services, Inc.	520	125,923
Rollins, Inc.	380	20,531
Veralto Corp.	5,590	544,746
Waste Management, Inc.	570	131,961
		1,236,608
Communications Equipment — 0.4%
Arista Networks, Inc.*	8,710	674,851
Cisco Systems, Inc.	20,460	1,262,586
F5, Inc.*	80	21,302
Juniper Networks, Inc.	440	15,924
Motorola Solutions, Inc.	255	111,641
Nokia OYJ (Finland)	49,813	262,355
		2,348,659
Construction & Engineering — 0.1%
ACS Actividades de Construccion y Servicios SA (Spain)	3,942	225,614
Eiffage SA (France)	1,293	150,542
Koninklijke BAM Groep NV (Netherlands)	3,405	19,066
MasTec, Inc.*	300	35,013
Obayashi Corp. (Japan)	8,400	112,059
Quanta Services, Inc.	230	58,461
Skanska AB (Sweden) (Class B Stock)	444	9,800
Taisei Corp. (Japan)	600	26,707
Vinci SA (France)	865	109,042
		746,304
Construction Materials — 0.2%
Buzzi SpA (Italy)	624	30,027
	Shares	Value

Common Stocks (continued)
Construction Materials (cont’d.)
CRH PLC	6,600	$580,602
Heidelberg Materials AG (Germany)	1,275	219,781
Holcim AG*	2,430	261,500
Martin Marietta Materials, Inc.	95	45,422
Vulcan Materials Co.	190	44,327
		1,181,659
Consumer Finance — 0.2%
American Express Co.	1,970	530,028
Capital One Financial Corp.	600	107,580
Discover Financial Services	400	68,280
Synchrony Financial	8,320	440,461
		1,146,349
Consumer Staples Distribution & Retail — 0.9%
Carrefour SA (France)	7,068	101,086
Coles Group Ltd. (Australia)	12,832	157,073
Costco Wholesale Corp.	1,494	1,412,995
Dollar General Corp.	290	25,500
Dollar Tree, Inc.*	6,770	508,224
Kesko OYJ (Finland) (Class B Stock)	3,550	72,564
Koninklijke Ahold Delhaize NV (Netherlands)	8,157	304,705
Kroger Co. (The)	1,040	70,398
Sysco Corp.	1,870	140,325
Target Corp.	5,320	555,195
Tesco PLC (United Kingdom)	54,570	234,776
US Foods Holding Corp.*	5,500	360,030
Walgreens Boots Alliance, Inc.	970	10,835
Walmart, Inc.	14,360	1,260,664
		5,214,370
Containers & Packaging — 0.1%
Amcor PLC	1,950	18,915
Avery Dennison Corp.	1,830	325,685
Ball Corp.	400	20,828
International Paper Co.	830	44,281
Packaging Corp. of America	120	23,762
Smurfit WestRock PLC	790	35,597
		469,068
Distributors — 0.0%
Genuine Parts Co.	220	26,211
LKQ Corp.	350	14,889
Pool Corp.	50	15,917
		57,017
Diversified REITs — 0.0%
Covivio SA (France)	1,196	66,948
GPT Group (The) (Australia)	18,789	51,535
Stockland (Australia)	8,000	24,684
		143,167
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	18,830	532,513
Deutsche Telekom AG (Germany)	12,971	478,889
Koninklijke KPN NV (Netherlands)	59,060	250,158

A3

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Orange SA (France)	4,768	$61,765
Verizon Communications, Inc.	22,460	1,018,786
		2,342,111
Electric Utilities — 0.6%
Alliant Energy Corp.	340	21,879
American Electric Power Co., Inc.	3,230	352,942
Chubu Electric Power Co., Inc. (Japan)	800	8,674
Constellation Energy Corp.	2,890	582,711
Duke Energy Corp.	1,210	147,584
Edison International	610	35,941
Enel SpA (Italy)	23,022	186,761
Entergy Corp.	670	57,278
Evergy, Inc.	310	21,374
Eversource Energy	580	36,024
Exelon Corp.	1,570	72,346
FirstEnergy Corp.	690	27,890
Fortum OYJ (Finland)	2,441	39,973
Hokkaido Electric Power Co., Inc. (Japan)	4,200	21,384
Iberdrola SA (Spain)	9,416	152,050
Kansai Electric Power Co., Inc. (The) (Japan)	6,500	77,142
NextEra Energy, Inc.	3,910	277,180
NRG Energy, Inc.	5,030	480,164
OGE Energy Corp.	5,200	238,992
PG&E Corp.	21,620	371,432
Pinnacle West Capital Corp.	200	19,050
PPL Corp.	1,150	41,526
Shikoku Electric Power Co., Inc. (Japan)	2,600	20,109
Southern Co. (The)	1,710	157,234
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	19,400	55,847
Xcel Energy, Inc.	900	63,711
		3,567,198
Electrical Equipment — 0.5%
ABB Ltd. (Switzerland)	5,408	279,042
Acuity, Inc.	1,500	395,025
AMETEK, Inc.	360	61,970
Eaton Corp. PLC	1,015	275,908
Emerson Electric Co.	5,680	622,755
Fujikura Ltd. (Japan)	700	25,925
GE Vernova, Inc.	1,130	344,966
Generac Holdings, Inc.*	90	11,399
Hubbell, Inc.	85	28,127
Legrand SA (France)	434	45,962
Mabuchi Motor Co. Ltd. (Japan)	600	9,191
Rockwell Automation, Inc.	480	124,022
Schneider Electric SE	2,168	500,473
Siemens Energy AG (Germany)*	3,192	189,228
		2,913,993
Electronic Equipment, Instruments & Components — 0.2%
Amphenol Corp. (Class A Stock)	1,890	123,965
CDW Corp.	200	32,052
	Shares	Value

Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
Corning, Inc.	4,300	$196,854
Halma PLC (United Kingdom)	1,275	42,778
Hexagon AB (Sweden) (Class B Stock)	1,036	11,075
Jabil, Inc.	170	23,132
Keysight Technologies, Inc.*	270	40,438
TE Connectivity PLC (Switzerland)	470	66,420
Teledyne Technologies, Inc.*	75	37,328
Trimble, Inc.*	330	21,665
Zebra Technologies Corp. (Class A Stock)*	1,285	363,090
		958,797
Energy Equipment & Services — 0.1%
Baker Hughes Co.	1,550	68,123
Halliburton Co.	1,190	30,190
Schlumberger NV	15,390	643,302
		741,615
Entertainment — 0.7%
CTS Eventim AG & Co. KGaA (Germany)	83	8,327
Electronic Arts, Inc.	370	53,472
Konami Group Corp. (Japan)	1,200	141,699
Live Nation Entertainment, Inc.*	2,970	387,822
MIXI, Inc. (Japan)	400	8,864
Netflix, Inc.*	1,726	1,609,547
Nintendo Co. Ltd. (Japan)	400	27,191
Sea Ltd. (Singapore), ADR*	3,000	391,470
Spotify Technology SA*	400	220,012
Take-Two Interactive Software, Inc.*	460	95,335
TKO Group Holdings, Inc.	110	16,809
Walt Disney Co. (The)	12,420	1,225,854
Warner Bros Discovery, Inc.*	3,500	37,555
		4,223,957
Financial Services — 1.8%
Apollo Global Management, Inc.	700	95,858
Berkshire Hathaway, Inc. (Class B Stock)*(a)	7,185	3,826,587
Block, Inc.*	2,200	119,526
Corpay, Inc.*	110	38,359
EXOR NV (Netherlands)	80	7,265
Fidelity National Information Services, Inc.	6,030	450,321
Fiserv, Inc.*	890	196,539
Global Payments, Inc.	900	88,128
Industrivarden AB (Sweden) (Class A Stock)	330	12,125
Investor AB (Sweden) (Class B Stock)	5,764	171,906
Jack Henry & Associates, Inc.	130	23,738
Mastercard, Inc. (Class A Stock)	4,110	2,252,773
PayPal Holdings, Inc.*	9,540	622,485
Visa, Inc. (Class A Stock)	6,615	2,318,293
		10,223,903
Food Products — 0.4%
Archer-Daniels-Midland Co.	750	36,008

A4

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Food Products (cont’d.)
Associated British Foods PLC (United Kingdom)	714	$17,701
Bunge Global SA	190	14,520
Conagra Brands, Inc.	17,640	470,459
General Mills, Inc.	2,960	176,978
Hershey Co. (The)	200	34,206
Hormel Foods Corp.	390	12,067
Ingredion, Inc.	2,000	270,420
J.M. Smucker Co. (The)	190	22,498
JDE Peet’s NV (Netherlands)	1,735	37,933
Kellanova	360	29,696
Kraft Heinz Co. (The)	1,370	41,689
Lamb Weston Holdings, Inc.	230	12,259
McCormick & Co., Inc.	340	27,985
Mondelez International, Inc. (Class A Stock)(a)	2,020	137,057
Nestle SA	6,710	678,090
Riken Vitamin Co. Ltd. (Japan)	800	12,932
The Campbell’s Co.	260	10,379
Tyson Foods, Inc. (Class A Stock)	470	29,991
WH Group Ltd. (Hong Kong), 144A	362,000	332,390
Wilmar International Ltd. (China)	28,000	69,430
		2,474,688
Gas Utilities — 0.0%
Atmos Energy Corp.	230	35,553
National Fuel Gas Co.	1,700	134,623
		170,176
Ground Transportation — 0.3%
CSX Corp.	10,210	300,480
J.B. Hunt Transport Services, Inc.	110	16,274
Norfolk Southern Corp.	360	85,266
Old Dominion Freight Line, Inc.	300	49,635
Ryder System, Inc.	600	86,286
Uber Technologies, Inc.*	5,110	372,315
Union Pacific Corp.	4,050	956,772
		1,867,028
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories	7,560	1,002,834
Align Technology, Inc.*	425	67,515
Baxter International, Inc.	690	23,619
Becton, Dickinson & Co.	450	103,077
Boston Scientific Corp.*	7,900	796,952
Cooper Cos., Inc. (The)*	270	22,775
Dexcom, Inc.*	6,610	451,397
Edwards Lifesciences Corp.*	1,920	139,162
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	6,279	119,831
GE HealthCare Technologies, Inc.	720	58,111
Hologic, Inc.*	310	19,149
Hoya Corp. (Japan)	1,400	158,002
IDEXX Laboratories, Inc.*	220	92,389
Insulet Corp.*	110	28,887
Intuitive Surgical, Inc.*	1,550	767,668
Medtronic PLC	8,900	799,754
	Shares	Value

Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
ResMed, Inc.	230	$51,486
Solventum Corp.*	180	13,687
STERIS PLC	1,450	328,642
Stryker Corp.	625	232,656
Zimmer Biomet Holdings, Inc.	330	37,349
		5,314,942
Health Care Providers & Services — 0.9%
Ambea AB (Sweden), 144A	3,100	33,850
Cardinal Health, Inc.	380	52,353
Cencora, Inc.	270	75,084
Centene Corp.*	9,980	605,886
Cigna Group (The)	1,220	401,380
CVS Health Corp.	1,970	133,468
DaVita, Inc.*	70	10,708
Elevance Health, Inc.	355	154,411
Fresenius Medical Care AG (Germany)	4,292	213,570
HCA Healthcare, Inc.	270	93,299
Henry Schein, Inc.*	170	11,643
Humana, Inc.	495	130,977
Labcorp Holdings, Inc.	1,230	286,270
McKesson Corp.	695	467,728
Medipal Holdings Corp. (Japan)	2,500	39,006
Molina Healthcare, Inc.*	85	27,998
Quest Diagnostics, Inc.	180	30,456
Ship Healthcare Holdings, Inc. (Japan)	1,800	24,091
Sonic Healthcare Ltd. (Australia)	3,305	53,663
Tenet Healthcare Corp.*	3,100	416,950
UnitedHealth Group, Inc.	3,170	1,660,287
Universal Health Services, Inc. (Class B Stock)	90	16,911
		4,939,989
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.	210	19,427
Healthpeak Properties, Inc.	11,640	235,361
Ventas, Inc.	3,090	212,468
Welltower, Inc.	950	145,550
		612,806
Health Care Technology — 0.1%
Pro Medicus Ltd. (Australia)	432	54,681
Veeva Systems, Inc. (Class A Stock)*	1,600	370,608
		425,289
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	940	13,357
Hotels, Restaurants & Leisure — 0.9%
Airbnb, Inc. (Class A Stock)*	680	81,233
Amadeus IT Group SA (Spain)	830	63,564
Aristocrat Leisure Ltd. (Australia)	4,125	166,828
Booking Holdings, Inc.	242	1,114,872
Caesars Entertainment, Inc.*	280	7,000
Carnival Corp.*	1,640	32,029
Cava Group, Inc.*	900	77,769
Chipotle Mexican Grill, Inc.*	3,510	176,237
Darden Restaurants, Inc.	2,800	581,728

A5

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Domino’s Pizza, Inc.	50	$22,973
DoorDash, Inc. (Class A Stock)*	530	96,868
Expedia Group, Inc.	2,510	421,931
Food & Life Cos. Ltd. (Japan)	1,800	53,807
Hilton Worldwide Holdings, Inc.	380	86,469
Las Vegas Sands Corp.	470	18,156
Marriott International, Inc. (Class A Stock)	360	85,752
Marriott Vacations Worldwide Corp.	600	38,544
McDonald’s Corp.	1,910	596,627
MGM Resorts International*	300	8,892
Norwegian Cruise Line Holdings Ltd.*	590	11,186
Royal Caribbean Cruises Ltd.(a)	890	182,842
Starbucks Corp.	5,470	536,552
Wynn Resorts Ltd.	140	11,690
Yum! Brands, Inc.	3,340	525,582
Zensho Holdings Co. Ltd. (Japan)	200	10,785
		5,009,916
Household Durables — 0.2%
D.R. Horton, Inc.	450	57,209
Garmin Ltd.	1,240	269,241
Lennar Corp. (Class A Stock)	370	42,469
Mohawk Industries, Inc.*	80	9,134
NVR, Inc.*	4	28,978
PulteGroup, Inc.	820	84,296
Sony Group Corp. (Japan)	22,400	566,787
		1,058,114
Household Products — 0.5%
Church & Dwight Co., Inc.	390	42,935
Clorox Co. (The)	200	29,450
Colgate-Palmolive Co.	6,820	639,034
Essity AB (Sweden) (Class B Stock)(a)	9,576	272,066
Henkel AG & Co. KGaA (Germany)	238	17,147
Kimberly-Clark Corp.	1,920	273,062
Procter & Gamble Co. (The)(a)	7,870	1,341,206
Reckitt Benckiser Group PLC (United Kingdom)	2,598	175,678
		2,790,578
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	4,160	51,667
Vistra Corp.	530	62,243
		113,910
Industrial Conglomerates — 0.4%
3M Co.	5,550	815,073
Hitachi Ltd. (Japan)	18,000	422,629
Honeywell International, Inc.	1,820	385,385
Siemens AG (Germany)	2,297	530,484
Smiths Group PLC (United Kingdom)	6,704	168,223
		2,321,794
Industrial REITs — 0.1%
Prologis, Inc.	7,350	821,657
	Shares	Value

Common Stocks (continued)
Insurance — 1.3%
Admiral Group PLC (United Kingdom)	2,772	$102,343
Aflac, Inc.	800	88,951
AIA Group Ltd. (Hong Kong)	44,600	337,616
Allianz SE (Germany)	1,015	388,451
Allstate Corp. (The)	3,230	668,836
American International Group, Inc.	1,460	126,932
Aon PLC (Class A Stock)	335	133,695
Arch Capital Group Ltd.	610	58,670
Arthur J. Gallagher & Co.	395	136,370
Assurant, Inc.	80	16,780
AXA SA (France)	7,380	315,316
Brown & Brown, Inc.	390	48,516
Chubb Ltd.	590	178,174
Cincinnati Financial Corp.	260	38,407
Erie Indemnity Co. (Class A Stock)	40	16,762
Everest Group Ltd.	75	27,250
Fidelity National Financial, Inc.	3,200	208,256
First American Financial Corp.	600	39,378
Globe Life, Inc.	130	17,124
Hartford Insurance Group, Inc. (The)	470	58,153
Insurance Australia Group Ltd. (Australia)	21,721	105,663
Japan Post Holdings Co. Ltd. (Japan)	9,000	90,247
Kemper Corp.	900	60,165
Loews Corp.	290	26,654
Marsh & McLennan Cos., Inc.	3,680	898,030
MetLife, Inc.	6,740	541,155
MS&AD Insurance Group Holdings, Inc. (Japan)	8,400	182,682
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	312	197,097
NN Group NV (Netherlands)	1,394	77,570
Poste Italiane SpA (Italy), 144A	1,080	19,268
Principal Financial Group, Inc.	310	26,155
Progressive Corp. (The)	3,830	1,083,928
QBE Insurance Group Ltd. (Australia)	11,365	157,032
Suncorp Group Ltd. (Australia)	8,378	101,472
Swiss Re AG	720	122,529
T&D Holdings, Inc. (Japan)	7,400	158,382
Talanx AG (Germany)	231	24,296
Tokio Marine Holdings, Inc. (Japan)	7,300	283,991
Travelers Cos., Inc. (The)	1,470	388,756
Unipol Assicurazioni SpA (Italy)	2,454	39,283
W.R. Berkley Corp.	515	36,647
Willis Towers Watson PLC	155	52,382
Zurich Insurance Group AG (Switzerland)	25	17,450
		7,696,814
Interactive Media & Services — 2.2%
Alphabet, Inc. (Class A Stock)	24,620	3,807,237
Alphabet, Inc. (Class C Stock)	20,210	3,157,408
Match Group, Inc.	340	10,608
Meta Platforms, Inc. (Class A Stock)	9,735	5,610,865
REA Group Ltd. (Australia)	225	31,218

A6

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Interactive Media & Services (cont’d.)
Scout24 SE (Germany), 144A	860	$90,061
		12,707,397
IT Services — 0.5%
Accenture PLC (Ireland) (Class A Stock)	1,715	535,149
Akamai Technologies, Inc.*	1,600	128,800
Cognizant Technology Solutions Corp. (Class A Stock)	8,270	632,655
EPAM Systems, Inc.*	95	16,040
Gartner, Inc.*	120	50,369
GoDaddy, Inc. (Class A Stock)*	210	37,829
International Business Machines Corp.	2,540	631,596
Kyndryl Holdings, Inc.*	3,100	97,340
Snowflake, Inc. (Class A Stock)*	3,600	526,176
VeriSign, Inc.*	120	30,464
Wix.com Ltd. (Israel)*	1,300	212,394
		2,898,812
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	3,900	130,835
Hasbro, Inc.	170	10,453
		141,288
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	450	52,641
Bio-Techne Corp.	210	12,312
Charles River Laboratories International, Inc.*	60	9,031
Danaher Corp.	3,700	758,500
Illumina, Inc.*	800	63,472
IQVIA Holdings, Inc.*	270	47,601
Mettler-Toledo International, Inc.*	33	38,970
Revvity, Inc.	160	16,928
Thermo Fisher Scientific, Inc.	2,540	1,263,904
Waters Corp.*	95	35,014
West Pharmaceutical Services, Inc.	105	23,508
		2,321,881
Machinery — 0.8%
Alfa Laval AB (Sweden)	3,071	131,670
Allison Transmission Holdings, Inc.	5,100	487,917
Atlas Copco AB (Sweden) (Class A Stock)	3,339	53,335
Atlas Copco AB (Sweden) (Class B Stock)	4,137	58,175
Caterpillar, Inc.	1,035	341,343
Cummins, Inc.	1,315	412,174
Daifuku Co. Ltd. (Japan)	5,500	135,198
Deere & Co.	585	274,570
Donaldson Co., Inc.	1,600	107,296
Dover Corp.	220	38,650
Ebara Corp. (Japan)	1,400	21,309
Epiroc AB (Sweden) (Class B Stock)	1,262	22,228
Flowserve Corp.	4,100	200,244
Fortive Corp.	540	39,517
GEA Group AG (Germany)	3,083	187,412
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Glory Ltd. (Japan)	1,500	$26,428
IDEX Corp.	120	21,716
Illinois Tool Works, Inc.	420	104,164
Ingersoll Rand, Inc.	630	50,419
ITT, Inc.	1,000	129,160
Kone OYJ (Finland) (Class B Stock)	240	13,242
Makita Corp. (Japan)	4,700	155,727
Mitsubishi Heavy Industries Ltd. (Japan)	15,300	262,756
Nordson Corp.	90	18,155
Oshkosh Corp.	1,300	122,304
Otis Worldwide Corp.(a)	620	63,984
PACCAR, Inc.	820	79,843
Parker-Hannifin Corp.	695	422,456
Pentair PLC	2,680	234,446
Rational AG (Germany)	71	59,154
Sandvik AB (Sweden)	1,435	30,180
Schindler Holding AG (Switzerland)	75	22,729
Schindler Holding AG (Switzerland) (Part. Cert.)	186	58,295
Snap-on, Inc.	80	26,961
Stanley Black & Decker, Inc.	210	16,145
Tsubakimoto Chain Co. (Japan)	1,200	14,874
Wartsila OYJ Abp (Finland)	9,453	168,674
Westinghouse Air Brake Technologies Corp.	270	48,964
Xylem, Inc.	380	45,395
Yangzijiang Shipbuilding Holdings Ltd. (China)	24,000	42,121
		4,749,330
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	8	13,704
AP Moller - Maersk A/S (Denmark) (Class B Stock)	38	66,137
Kawasaki Kisen Kaisha Ltd. (Japan)	22,100	300,392
		380,233
Media — 0.2%
Charter Communications, Inc. (Class A Stock)*	355	130,828
Comcast Corp. (Class A Stock)	20,430	753,867
Fox Corp. (Class A Stock)	300	16,980
Fox Corp. (Class B Stock)	210	11,069
Interpublic Group of Cos., Inc. (The)	500	13,580
News Corp. (Class A Stock)	510	13,882
News Corp. (Class B Stock)	150	4,555
Omnicom Group, Inc.(a)	260	21,557
Paramount Global (Class B Stock)	800	9,568
Publicis Groupe SA (France)	2,658	250,779
		1,226,665
Metals & Mining — 0.3%
ATI, Inc.*	3,000	156,090
BHP Group Ltd. (Australia)	17,596	426,934
BlueScope Steel Ltd. (Australia)	4,890	65,496

A7

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Boliden AB (Sweden)	6,934	$227,523
Fortescue Ltd. (Australia)	12,420	120,214
Freeport-McMoRan, Inc.	9,640	364,970
Mitsui Mining & Smelting Co. Ltd. (Japan)	1,800	52,728
Newmont Corp.	1,780	85,938
Nippon Steel Corp. (Japan)	600	12,841
Northern Star Resources Ltd. (Australia)	14,575	168,271
Nucor Corp.	370	44,526
Rio Tinto Ltd. (Australia)	903	65,522
Rio Tinto PLC (Australia)	3,059	183,571
Steel Dynamics, Inc.	210	26,267
		2,000,891
Multi-Utilities — 0.4%
AGL Energy Ltd. (Australia)	3,475	22,937
Ameren Corp.	420	42,168
CenterPoint Energy, Inc.	1,030	37,317
Centrica PLC (United Kingdom)	170,822	330,754
CMS Energy Corp.	3,470	260,632
Consolidated Edison, Inc.	540	59,718
Dominion Energy, Inc.	1,310	73,452
DTE Energy Co.	2,830	391,304
Engie SA (France)	20,435	398,193
NiSource, Inc.	11,230	450,211
Public Service Enterprise Group, Inc.	780	64,194
Sembcorp Industries Ltd. (Singapore)	3,900	18,252
Sempra	1,590	113,462
WEC Energy Group, Inc.	500	54,490
		2,317,084
Office REITs — 0.0%
BXP, Inc.	190	12,766
Nippon Building Fund, Inc. (Japan)	36	30,578
		43,344
Oil, Gas & Consumable Fuels — 1.5%
Antero Resources Corp.*	6,100	246,684
APA Corp.	500	10,510
Cheniere Energy, Inc.	2,300	532,220
Chevron Corp.	7,820	1,308,208
ConocoPhillips	8,738	917,665
Coterra Energy, Inc.	1,170	33,813
Devon Energy Corp.	3,830	143,242
Diamondback Energy, Inc.	300	47,964
ENEOS Holdings, Inc. (Japan)	28,600	150,837
EOG Resources, Inc.	1,380	176,971
EQT Corp.	930	49,690
Expand Energy Corp.	330	36,736
Exxon Mobil Corp.	15,427	1,834,733
Hess Corp.	430	68,684
Idemitsu Kosan Co. Ltd. (Japan)	6,200	43,854
Kinder Morgan, Inc.	3,010	85,875
Marathon Petroleum Corp.	800	116,552
Occidental Petroleum Corp.	1,060	52,322
ONEOK, Inc.	970	96,243
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Ovintiv, Inc.	1,600	$68,480
Phillips 66	1,850	228,438
Range Resources Corp.	5,600	223,608
Shell PLC	18,770	683,234
Targa Resources Corp.	340	68,160
Texas Pacific Land Corp.	28	37,100
TotalEnergies SE (France)	6,207	399,935
Valero Energy Corp.	4,000	528,280
Williams Cos., Inc. (The)	6,000	358,560
		8,548,598
Passenger Airlines — 0.1%
American Airlines Group, Inc.*	3,800	40,090
Delta Air Lines, Inc.	1,000	43,600
Qantas Airways Ltd. (Australia)	25,607	145,989
Southwest Airlines Co.	810	27,200
United Airlines Holdings, Inc.*	6,420	443,301
		700,180
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) (Class A Stock)	310	20,460
Kenvue, Inc.	2,990	71,700
Unilever PLC (United Kingdom)	6,588	393,087
		485,247
Pharmaceuticals — 1.9%
AstraZeneca PLC (United Kingdom)	1,990	292,221
Bristol-Myers Squibb Co.	3,160	192,728
Elanco Animal Health, Inc.*	38,700	406,350
Eli Lilly & Co.	3,865	3,192,142
GSK PLC	22,286	425,890
Hikma Pharmaceuticals PLC (Jordan)	5,815	146,899
Ipsen SA (France)	732	84,312
Johnson & Johnson	7,960	1,320,087
Merck & Co., Inc.	14,690	1,318,575
Novartis AG	7,325	813,586
Novo Nordisk A/S (Denmark) (Class B Stock)	7,327	501,008
Orion OYJ (Finland) (Class B Stock)	2,023	120,160
Pfizer, Inc.	23,030	583,580
Roche Holding AG	2,614	860,340
Sanofi SA	2,496	276,362
Shionogi & Co. Ltd. (Japan)	15,400	232,459
Takeda Pharmaceutical Co. Ltd. (Japan)	7,400	219,327
Viatris, Inc.	1,610	14,023
Zoetis, Inc.	700	115,255
		11,115,304
Professional Services — 0.4%
Automatic Data Processing, Inc.	2,935	896,731
Broadridge Financial Solutions, Inc.	190	46,067
Clarivate PLC*	12,600	49,518
Computershare Ltd. (Australia)	9,208	226,968
Dayforce, Inc.*	210	12,249
Equifax, Inc.	200	48,712

A8

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Professional Services (cont’d.)
Jacobs Solutions, Inc.	160	$19,342
Leidos Holdings, Inc.	200	26,988
ManpowerGroup, Inc.	2,200	127,336
Paychex, Inc.	500	77,140
Paycom Software, Inc.	80	17,478
Recruit Holdings Co. Ltd. (Japan)	400	20,725
Science Applications International Corp.	2,300	258,221
Verisk Analytics, Inc.	220	65,477
Wolters Kluwer NV (Netherlands)	915	142,462
		2,035,414
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	460	60,159
CoStar Group, Inc.*	660	52,292
Daito Trust Construction Co. Ltd. (Japan)	2,000	204,649
Jones Lang LaSalle, Inc.*	2,000	495,820
LEG Immobilien SE (Germany)	840	59,376
Mitsui Fudosan Co. Ltd. (Japan)	5,800	51,939
Sumitomo Realty & Development Co. Ltd. (Japan)	1,800	67,632
Vonovia SE (Germany)	1,490	40,096
Zillow Group, Inc. (Class C Stock)*	600	41,136
		1,073,099
Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	4,400	166,364
AvalonBay Communities, Inc.	230	49,363
Camden Property Trust	590	72,157
Equity Residential	540	38,653
Essex Property Trust, Inc.	90	27,591
Invitation Homes, Inc.	770	26,835
Mid-America Apartment Communities, Inc.	190	31,840
UDR, Inc.	400	18,068
		430,871
Retail REITs — 0.2%
Federal Realty Investment Trust	120	11,738
Kimco Realty Corp.	6,410	136,149
Klepierre SA (France)	6,537	218,805
Realty Income Corp.	1,370	79,474
Regency Centers Corp.	220	16,227
Simon Property Group, Inc.	780	129,542
Vicinity Ltd. (Australia)	236,657	327,697
		919,632
Semiconductors & Semiconductor Equipment — 3.7%
Advanced Micro Devices, Inc.*	6,930	711,988
Advantest Corp. (Japan)	6,300	280,832
Analog Devices, Inc.	3,780	762,313
Applied Materials, Inc.	3,070	445,518
ASM International NV (Netherlands)	287	130,784
ASML Holding NV (Netherlands)	770	509,566
Broadcom, Inc.	21,750	3,641,603
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Enphase Energy, Inc.*	180	$11,169
First Solar, Inc.*	170	21,493
Infineon Technologies AG (Germany)	6,542	218,077
Intel Corp.	6,750	153,293
KLA Corp.	200	135,960
Lam Research Corp.	7,700	559,790
Lasertec Corp. (Japan)	800	68,760
Marvell Technology, Inc.	1,100	67,727
Microchip Technology, Inc.	840	40,664
Micron Technology, Inc.	1,740	151,189
Monolithic Power Systems, Inc.	75	43,499
NVIDIA Corp.	102,960	11,158,805
NXP Semiconductors NV (China)	400	76,024
ON Semiconductor Corp.*	570	23,193
QUALCOMM, Inc.	7,780	1,195,086
SCREEN Holdings Co. Ltd. (Japan)	3,700	241,393
Skyworks Solutions, Inc.	210	13,572
Teradyne, Inc.	3,070	253,582
Texas Instruments, Inc.	1,820	327,054
Tokyo Electron Ltd. (Japan)	500	68,566
		21,311,500
Software — 3.7%
Adobe, Inc.*	1,220	467,907
ANSYS, Inc.*	130	41,153
Atlassian Corp. (Class A Stock)*	2,100	445,641
Autodesk, Inc.*	2,240	586,432
Cadence Design Systems, Inc.*	430	109,362
Crowdstrike Holdings, Inc. (Class A Stock)*	375	132,218
Dassault Systemes SE (France)	1,754	66,780
Fair Isaac Corp.*	38	70,078
Five9, Inc.*	7,900	214,485
Fortinet, Inc.*	4,300	413,918
Gen Digital, Inc.	3,930	104,302
HubSpot, Inc.*	500	285,645
Intuit, Inc.	1,730	1,062,203
Microsoft Corp.	31,390	11,783,492
Oracle Corp.	4,430	619,358
Palantir Technologies, Inc. (Class A Stock)*	5,060	427,064
Palo Alto Networks, Inc.*	4,740	808,834
PTC, Inc.*	200	30,990
Roper Technologies, Inc.	160	94,333
Sage Group PLC (The) (United Kingdom)	2,101	32,986
Salesforce, Inc.	5,640	1,513,550
SAP SE (Germany)	2,545	681,932
ServiceNow, Inc.*	665	529,433
Synopsys, Inc.*	235	100,780
Teradata Corp.*	1,800	40,464
Tyler Technologies, Inc.*	60	34,883
Workday, Inc. (Class A Stock)*	340	79,400
Xero Ltd. (New Zealand)*	1,828	178,675
Zoom Communications, Inc. (Class A Stock)*	5,000	368,850
		21,325,148

A9

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Common Stocks (continued)
Specialized REITs — 0.4%
American Tower Corp.	1,830	$398,208
Crown Castle, Inc.	2,780	289,760
Digital Realty Trust, Inc.	500	71,645
Equinix, Inc.	835	680,817
Extra Space Storage, Inc.	330	49,002
Iron Mountain, Inc.	460	39,578
Public Storage	1,915	573,140
SBA Communications Corp.	175	38,502
VICI Properties, Inc.	1,650	53,823
Weyerhaeuser Co.	980	28,694
		2,223,169
Specialty Retail — 0.8%
AutoZone, Inc.*	25	95,319
Avolta AG (Switzerland)	1,457	63,823
Bath & Body Works, Inc.	6,500	197,080
Best Buy Co., Inc.	260	19,139
CarMax, Inc.*	810	63,115
Carvana Co.*	1,200	250,896
Fast Retailing Co. Ltd. (Japan)	400	119,077
Gap, Inc. (The)(a)	4,200	86,562
Home Depot, Inc. (The)	3,885	1,423,814
JB Hi-Fi Ltd. (Australia)	332	19,405
Lowe’s Cos., Inc.	4,130	963,240
O’Reilly Automotive, Inc.*	88	126,067
Ross Stores, Inc.	520	66,451
TJX Cos., Inc. (The)	3,060	372,708
Tractor Supply Co.	840	46,284
Ulta Beauty, Inc.*	375	137,452
Williams-Sonoma, Inc.	200	31,620
Zalando SE (Germany), 144A*	7,164	248,486
ZOZO, Inc. (Japan)	1,800	17,240
		4,347,778
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.	64,240	14,269,631
Dell Technologies, Inc. (Class C Stock)	490	44,664
Hewlett Packard Enterprise Co.	12,600	194,418
HP, Inc.	1,300	35,997
Logitech International SA (Switzerland)	2,511	212,770
NetApp, Inc.	330	28,987
Seagate Technology Holdings PLC	340	28,883
Seiko Epson Corp. (Japan)	5,800	92,919
Super Micro Computer, Inc.*	680	23,283
Western Digital Corp.*	460	18,598
		14,950,150
Textiles, Apparel & Luxury Goods — 0.3%
adidas AG (Germany)	1,585	373,839
Amer Sports, Inc. (Finland)*	6,700	179,091
Asics Corp. (Japan)	4,500	95,434
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	388	67,732
Deckers Outdoor Corp.*	2,760	308,596
Hermes International SCA (France)	28	73,671
Lululemon Athletica, Inc.*	175	49,536
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	266	$164,728
Moncler SpA (Italy)	888	54,698
NIKE, Inc. (Class B Stock)	1,840	116,803
Pandora A/S (Denmark)	912	139,774
Ralph Lauren Corp.	280	61,807
Tapestry, Inc.	310	21,827
		1,707,536
Tobacco — 0.4%
Altria Group, Inc.(a)	15,240	914,705
British American Tobacco PLC (United Kingdom)	6,277	257,510
Imperial Brands PLC (United Kingdom)	9,529	352,591
Japan Tobacco, Inc. (Japan)	1,800	49,475
Philip Morris International, Inc.	4,730	750,793
		2,325,074
Trading Companies & Distributors — 0.2%
Fastenal Co.	900	69,795
MonotaRO Co. Ltd. (Japan)	1,800	33,625
Toyota Tsusho Corp. (Japan)	2,400	40,435
United Rentals, Inc.	295	184,877
W.W. Grainger, Inc.	421	415,876
WESCO International, Inc.	2,400	372,720
		1,117,328
Water Utilities — 0.0%
American Water Works Co., Inc.	310	45,731
Wireless Telecommunication Services — 0.2%
SoftBank Corp. (Japan)	67,100	93,603
T-Mobile US, Inc.	3,050	813,465
		907,068

Total Common Stocks (cost $212,884,212)		249,098,257
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	156	11,768
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	1,576	125,398

Total Preferred Stocks (cost $135,392)		137,166
Unaffiliated Exchange-Traded Funds — 2.2%
iShares Core S&P 500 ETF	2,100	1,179,990
iShares MSCI EAFE ETF	2,400	196,152
Vanguard Dividend Appreciation ETF	59,594	11,560,640

Total Unaffiliated Exchange-Traded Funds (cost $13,393,576)		12,936,782

A10

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value

Unaffiliated Fund — 3.5%
AB Global Bond Fund, Inc.	2,932,830	$20,236,527
(cost $20,411,123)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.8%
Automobiles — 1.4%
AmeriCredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28	400	408,342
Avis Budget Rental Car Funding AESOP LLC,
Series 2022-04A, Class A, 144A
4.770%	02/20/29	1,710	1,713,370
Series 2023-03A, Class A, 144A
5.440%	02/22/28	400	405,093
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A
6.291%	07/26/32	175	177,782
Series 2023-CAR03, Class B, 144A
6.632%	07/26/32	87	88,795
Chase Auto Owner Trust,
Series 2022-AA, Class B, 144A
4.460%	04/25/28	200	199,839
Ford Credit Auto Owner Trust,
Series 2024-01, Class A, 144A
4.870%(cc)	08/15/36	600	607,272
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	500	502,162
Series 2024-01, Class A1, 144A
5.290%	04/15/29	500	508,640
GM Financial Revolving Receivables Trust,
Series 2023-02, Class A, 144A
5.770%	08/11/36	500	521,717
Series 2024-02, Class A, 144A
4.520%	03/11/37	600	599,675
OneMain Direct Auto Receivables Trust,
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	706	704,097
Santander Drive Auto Receivables Trust,
Series 2022-06, Class C
4.960%	11/15/28	300	300,346
Series 2024-04, Class C
4.950%	04/15/30	300	301,847
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A
5.800%	04/18/38	307	309,624
Series 2024-01A, Class A1, 144A
5.490%	02/18/39	467	470,482
			7,819,083
Collateralized Loan Obligations — 3.2%
AGL CLO Ltd. (Cayman Islands),
Series 2020-09A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.823%(c)	04/20/37	1,000	1,002,213
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
5.680%(c)	04/20/35	1,000	$999,791
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class A1, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.913%(c)	04/20/37	1,000	1,000,486
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
5.735%(c)	07/20/34	750	748,398
Clover CLO LLC,
Series 2018-01A, Class A1RR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.823%(c)	04/20/37	1,000	1,001,986
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
6.190%(c)	01/25/37	1,000	999,224
Crown City CLO (Cayman Islands),
Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.610% (Cap N/A, Floor 1.610%)
5.903%(c)	04/20/37	1,000	1,001,967
Elevation CLO Ltd. (Cayman Islands),
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
5.913%(c)	04/20/37	1,000	1,002,048
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.833%(c)	04/17/37	1,000	1,002,406
Series 2025-03A, Class A, 144A
0.000%(c)	03/22/38	750	750,000
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month SOFR + 1.230% (Cap N/A, Floor 0.000%)
5.520%(c)	10/20/31	690	688,938
Ocean Trails CLO Ltd. (United Kingdom),
Series 2024-15A, Class A, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
6.002%(c)	01/15/37	1,000	1,002,168
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2022-03A, Class A1AR, 144A, 3 Month SOFR + 1.100% (Cap N/A, Floor 1.100%)
5.402%(c)	04/15/31	431	430,946
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.808%(c)	04/16/37	1,000	1,000,188
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
5.853%(c)	04/17/37	1,000	1,002,356

A11

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Rockford Tower CLO Ltd.,
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.850% (Cap N/A, Floor 1.850%)
6.143%(c)	10/20/35	3,000	$2,996,703
TICP CLO Ltd. (Cayman Islands),
Series 2018-11A, Class AR, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.830%(c)	04/25/37	1,000	1,002,502
Trinitas CLO Ltd. (Bermuda),
Series 2024-24A, Class A1, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.900%(c)	04/25/37	1,000	1,002,183
			18,634,503
Consumer Loans — 0.1%
GreenSky Home Improvement Trust,
Series 2024-01, Class A2, 144A
5.880%	06/25/59	207	208,294
OneMain Financial Issuance Trust,
Series 2022-02A, Class A, 144A
4.890%	10/14/34	331	331,190
			539,484
Home Equity Loans — 0.1%
RCKT Mortgage Trust,
Series 2024-CES06, Class A1A, 144A
5.344%(cc)	09/25/44	363	362,583
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A
7.294%(cc)	10/25/63	142	143,844
			506,427
Student Loan — 0.0%
SoFi Professional Loan Program Trust,
Series 2018-C, Class A2FX, 144A
3.590%	01/25/48	190	188,049

Total Asset-Backed Securities (cost $27,602,090)			27,687,546
Commercial Mortgage-Backed Securities — 3.5%
BANK,
Series 2019-BN19, Class A2
2.926%	08/15/61	1,900	1,757,258
Series 2019-BN20, Class A2
2.758%	09/15/62	2,254	2,083,237
Series 2019-BN21, Class A4
2.600%	10/17/52	2,787	2,552,314
Series 2021-BN38, Class A4
2.275%	12/15/64	1,500	1,274,269
BANK5,
Series 2023-05YR4, Class A3
6.500%	12/15/56	822	864,265
Benchmark Mortgage Trust,
Series 2023-B40, Class A2
6.930%	12/15/56	383	405,142
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
BMO Mortgage Trust,
Series 2023-C07, Class A2
6.770%	12/15/56	800	$841,472
CSAIL Commercial Mortgage Trust,
Series 2019-C16, Class A2
3.067%	06/15/52	1,466	1,365,217
GS Mortgage Securities Trust,
Series 2016-GS02, Class A3
2.791%	05/10/49	1,236	1,214,179
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4
2.600%	09/15/49	831	808,471
Series 2016-C31, Class A4
2.840%	11/15/49	1,798	1,758,938
Morgan Stanley Capital I Trust,
Series 2016-UB12, Class A3
3.337%	12/15/49	1,101	1,075,785
MSWF Commercial Mortgage Trust,
Series 2023-02, Class A2
6.890%	12/15/56	500	525,537
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	1,491	1,446,778
Series 2019-C53, Class A3
2.787%	10/15/52	200	184,690
Series 2020-C56, Class A4
2.194%	06/15/53	2,005	1,787,236

Total Commercial Mortgage-Backed Securities (cost $19,839,324)			19,944,788
Corporate Bonds — 5.6%
Aerospace & Defense — 0.1%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.550%	03/01/38	833	651,954
Agriculture — 0.1%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.390%	08/15/37	350	306,243
Apparel — 0.0%
William Carter Co. (The),
Gtd. Notes, 144A
5.625%	03/15/27	200	198,894
Auto Manufacturers — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.375%	11/13/25	200	197,574
4.000%	11/13/30	200	179,108
5.800%	03/08/29	405	401,202
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.050%	04/04/28(a)	590	590,641

A12

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
5.250%	03/22/29	285	$284,387
			1,652,912
Banks — 1.7%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
5.538%(ff)	03/14/30	200	204,219
5.552%(ff)	03/14/28	400	405,743
Bank of America Corp.,
Sr. Unsec’d. Notes
2.687%(ff)	04/22/32	1,258	1,107,303
5.288%(ff)	04/25/34	300	301,349
Sr. Unsec’d. Notes, GMTN
3.593%(ff)	07/21/28	463	453,043
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
5.367%(ff)	02/25/31	630	636,499
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.875%	04/30/29	200	206,267
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,425	1,237,861
2.666%(ff)	01/29/31	110	99,185
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
5.373%(ff)	01/10/29	325	328,304
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.963%(ff)	01/25/33	1,257	1,109,907
Morgan Stanley,
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32	1,000	858,074
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN
1.792%(ff)	06/09/27	1,055	1,017,653
Wells Fargo & Co.,
Sr. Unsec’d. Notes
5.499%(ff)	01/23/35	385	390,017
Sr. Unsec’d. Notes, MTN
4.808%(ff)	07/25/28	1,300	1,304,160
			9,659,584
Building Materials — 0.0%
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.750%	01/15/28	200	193,635
Commercial Services — 0.1%
Brink’s Co. (The),
Gtd. Notes, 144A
4.625%	10/15/27	125	122,649
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29	30	30,862
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
2.375%	09/25/26	EUR	101	$108,153
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52		445	377,510
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		150	132,546
				771,720
Diversified Financial Services — 0.2%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27		550	544,535
OneMain Finance Corp.,
Gtd. Notes
7.125%	03/15/26		125	126,838
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes
4.500%	06/18/29		360	351,864
				1,023,237
Electric — 0.3%
Algonquin Power & Utilities Corp. (Canada),
Sr. Unsec’d. Notes
5.365%(cc)	06/15/26		155	155,969
Duke Energy Indiana LLC,
First Mortgage
2.750%	04/01/50		650	396,695
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31		225	199,542
Pacific Gas & Electric Co.,
First Mortgage
3.950%	12/01/47		400	291,918
4.950%	07/01/50		145	120,906
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		300	295,750
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		535	523,632
				1,984,412
Engineering & Construction — 0.1%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		200	190,876
4.250%	10/31/26		370	363,488
				554,364
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		100	101,239

A13

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Warnermedia Holdings, Inc.,
Gtd. Notes
5.050%	03/15/42	420	$335,710
			436,949
Foods — 0.2%
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl,
Gtd. Notes
5.125%	02/01/28	844	852,542
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)	25	23,295
4.375%	01/31/32	310	282,955
			1,158,792
Hand/Machine Tools — 0.0%
Regal Rexnord Corp.,
Gtd. Notes
6.050%	02/15/26	155	156,234
Healthcare-Services — 0.1%
Fred Hutchinson Cancer Center,
Sr. Unsec’d. Notes, Series 2022
4.966%	01/01/52	310	288,657
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
5.200%	04/15/63	195	175,808
			464,465
Holding Companies-Diversified — 0.0%
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31(a)	50	50,033
Home Builders — 0.1%
KB Home,
Gtd. Notes
4.000%	06/15/31	175	157,045
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	125	124,993
			282,038
Insurance — 0.1%
Lincoln National Corp.,
Sr. Unsec’d. Notes
5.852%	03/15/34	345	354,225
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.125%	05/01/27	50	49,235
5.500%	05/01/26	75	74,958
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.125%	07/01/49	325	257,210
			381,403
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.0%
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.300%	02/21/35	35	$35,082
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29	145	147,555
Oil & Gas — 0.5%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	675	593,601
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33	470	496,522
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	250	247,200
7.750%	02/01/32	140	137,060
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	02/01/31	275	256,969
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	490	477,211
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	900	902,739
			3,111,302
Packaging & Containers — 0.1%
Berry Global, Inc.,
Sr. Sec’d. Notes
5.800%	06/15/31	525	547,552
Pharmaceuticals — 0.0%
Viatris, Inc.,
Gtd. Notes
4.000%	06/22/50	355	231,770
Pipelines — 0.6%
DCP Midstream Operating LP,
Gtd. Notes, 144A
6.750%	09/15/37	850	903,781
Energy Transfer LP,
Sr. Unsec’d. Notes
5.150%	03/15/45	350	306,207
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	25	25,561
7.500%	06/01/30	25	26,938
MPLX LP,
Sr. Unsec’d. Notes
4.950%	03/14/52	460	386,730
ONEOK, Inc.,
Gtd. Notes
6.050%	09/01/33	620	644,724

A14

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	535	$493,640
Western Midstream Operating LP,
Sr. Unsec’d. Notes
4.050%	02/01/30	860	820,886
			3,608,467
Real Estate Investment Trusts (REITs) — 0.6%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
4.050%	07/01/30	1,045	999,783
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	850	852,352
Kimco Realty OP LLC,
Gtd. Notes
4.850%	03/01/35	370	355,905
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,525	1,407,931
			3,615,971
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.419%	04/15/33	404	359,818
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	385	296,738

Total Corporate Bonds (cost $32,087,318)			32,235,349
Residential Mortgage-Backed Securities — 0.6%
Chase Home Lending Mortgage Trust,
Series 2023-RPL01, Class A1, 144A
3.500%(cc)	06/25/62	231	213,876
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%(cc)	09/25/62	157	157,343
Connecticut Avenue Securities Trust,
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)
5.840%(c)	10/25/43	61	61,096
Credit Suisse Mortgage Trust,
Series 2022-RPL04, Class A1, 144A
3.904%(cc)	04/25/62	78	74,115
Fannie Mae REMIC,
Series 2014-17, Class SE, IO, 30 Day Average SOFR x (1) + 5.836% (Cap 5.950%, Floor 0.000%)
1.496%(c)	04/25/44	2,118	232,011
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.610%(c)	08/25/52	1,496	154,276
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
6.490%(c)	09/25/42	230	$231,849
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	189	3,287
Series 5251, Class PO, PO
2.302%(s)	08/25/52	81	55,755
Series 5269, Class AD
2.000%	01/25/55	711	562,061
Series 5281, Class AY
2.500%	08/25/52	203	164,274
Freddie Mac Strips,
Series 406, Class PO, PO
1.208%(s)	10/25/53	324	267,966
Government National Mortgage Assoc.,
Series 2021-114, Class TI, IO
3.000%	06/20/51	176	25,447
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	323	5,513
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	367	9,146
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	299	8,362
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	744	18,675
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	231	4,627
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	569	12,591
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	590	10,322
Series 2022-93, Class IO, IO
3.000%	08/20/51	925	104,897
PRET Trust,
Series 2024-RPL02, Class A1, 144A
4.075%(cc)	06/25/64	187	177,030
RCKT Mortgage Trust,
Series 2024-CES05, Class A1A, 144A
5.846%(cc)	08/25/44	222	222,967
Series 2024-CES09, Class A1A, 144A
5.582%(cc)	12/25/44	194	194,255
Series 2025-CES03, Class A1A, 144A
5.553%(cc)	03/25/55	500	500,712

A15

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.373%(c)	06/24/71	EUR	80	$86,888
Towd Point Mortgage Trust,
Series 2021-SJ02, Class A1B, 144A
2.250%(cc)	12/25/61		100	91,452

Total Residential Mortgage-Backed Securities (cost $3,501,516)				3,650,793
Sovereign Bonds — 0.2%
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.000%	07/19/28		150	150,975
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, Series 05YR
5.375%	02/19/30		200	201,419
Republic of Poland Government International Bond (Poland),
Bonds
5.375%	02/12/35		190	190,570
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
5.125%	01/13/28		215	217,290
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes
1.500%	06/26/29	EUR	115	111,076
3.125%	05/15/27	EUR	301	320,487

Total Sovereign Bonds (cost $1,140,615)				1,191,817
U.S. Government Agency Obligations — 5.0%
Federal Home Loan Mortgage Corp.
2.000%	02/01/36		363	329,640
2.000%	05/01/42		964	816,343
2.000%	02/01/51		971	774,451
2.500%	10/01/35		140	130,682
3.000%	09/01/50		2,333	2,046,693
3.000%	02/01/52		859	751,754
3.500%	06/01/37		105	100,809
3.500%	03/01/48		1,376	1,260,533
4.500%	07/01/47		893	871,123
Federal National Mortgage Assoc.
1.500%	11/01/50		853	645,265
2.000%	03/01/31		98	93,078
2.000%	01/01/32		203	192,040
2.000%	11/01/50		1,377	1,102,837
2.000%	03/01/51		1,919	1,536,686
2.000%	04/01/51		514	410,618
2.000%	05/01/51		970	775,810
2.500%	TBA		500	415,679
2.500%	07/01/32		113	107,580
2.500%	08/01/32		125	119,364
2.500%	09/01/32		119	113,928
2.500%	07/01/35		419	399,584
2.500%	11/01/36		497	462,188
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	03/01/51	458	$383,593
2.500%	06/01/51	2,150	1,797,365
2.500%	12/01/51	1,236	1,036,401
2.500%	04/01/52	1,247	1,048,200
3.000%	06/01/36	495	472,800
3.000%	02/01/50	849	738,024
3.500%	03/01/52	389	354,322
3.500%	05/01/52	480	433,989
4.000%	06/01/52	1,392	1,299,274
4.000%	07/01/52	458	428,949
4.000%	10/01/52	213	198,892
4.500%	07/01/52	160	152,858
4.500%	08/01/52	134	128,806
5.000%	06/01/52	777	764,258
Government National Mortgage Assoc.
2.000%	10/20/50	477	390,118
2.000%	01/20/51	459	375,546
3.000%	05/20/46	155	138,999
3.000%	10/20/46	186	167,176
3.000%	11/20/47	162	145,218
3.000%	06/20/51	991	878,607
3.500%	08/20/43	796	742,698
3.500%	10/20/46	699	647,446
3.500%	04/20/48	441	407,109
4.000%	11/20/47	703	664,928
4.000%	03/20/48	417	393,728
4.500%	08/20/48	561	546,033
5.000%	03/20/53	70	68,469
7.000%	07/20/54	451	465,919
Tennessee Valley Authority, Sr. Unsec’d. Notes
5.250%	02/01/55	130	128,889
Tennessee Valley Authority Generic Strips, Bonds
4.724%(s)	07/15/34	25	15,943

Total U.S. Government Agency Obligations (cost $29,887,403)			28,871,242
U.S. Treasury Obligations(n) — 0.4%
U.S. Treasury Strips Coupon
4.418%	05/15/41(k)	3,200	1,492,407
5.090%	11/15/44	1,875	729,854

Total U.S. Treasury Obligations (cost $2,305,797)			2,222,261

Total Long-Term Investments (cost $493,183,376)			546,060,246

A16

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
	Shares	Value
Short-Term Investments — 6.3%
Affiliated Mutual Funds — 6.0%
PGIM Core Ultra Short Bond Fund(wa)	30,534,448	$30,534,448
PGIM Institutional Money Market Fund (7-day effective yield 4.548%) (cost $3,912,010; includes $3,900,038 of cash collateral for securities on loan)(b)(wa)	3,914,501	3,912,153

Total Affiliated Mutual Funds (cost $34,446,458)		34,446,601

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.3%
U.S. Treasury Bills
4.217%	06/17/25	1,850	1,833,501
(cost $1,833,496)

Options Purchased*~ — 0.0%
(cost $139)	1,444

Total Short-Term Investments (cost $36,280,093)	36,281,546

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.8% (cost $529,463,469)	582,341,792

Options Written*~ — (0.0)%
(premiums received $129)	(1,439)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—100.8% (cost $529,463,340)	582,340,353

Liabilities in excess of other assets(z) — (0.8)%	(4,695,575)

Net Assets — 100.0%	$577,644,778

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
bps	Basis Points
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
N/A	Not Applicable
OTC	Over-the-counter
PO	Principal Only
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,854,813; cash collateral of $3,900,038 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2025.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
A17

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	04/14/25	$(500)		$(397,289)
Federal National Mortgage Assoc.	3.000%	TBA	05/13/25	(1,500)		(1,299,493)
Federal National Mortgage Assoc.	3.500%	TBA	04/14/25	(500)		(450,901)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $2,153,340)						$(2,147,683)
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.36%	3.36%(A)	1 Day SOFR(A)/ 4.410%	80	$62
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.40%	3.40%(A)	1 Day SOFR(A)/ 4.410%	50	267
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.56%	3.56%(A)	1 Day SOFR(A)/ 4.410%	35	229
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.53%	3.53%(A)	1 Day SOFR(A)/ 4.410%	25	354
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	4.11%	1 Day SOFR(A)/ 4.410%	4.11%(A)	80	10
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.21%	1 Day SOFR(A)/ 4.410%	4.21%(A)	65	222
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.30%	1 Day SOFR(A)/ 4.410%	4.30%(A)	100	52
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.10%	1 Day SOFR(A)/ 4.410%	4.10%(A)	60	218
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.50%	1 Day SOFR(A)/ 4.410%	4.50%(A)	60	30
Total Options Purchased (cost $139)								$1,444
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
3-Year Interest Rate Swap, 04/29/28	Call	CITI	04/25/25	3.51%	1 Day SOFR(A)/ 4.410%	3.51%(A)	80	$(134)
5-Year Interest Rate Swap, 06/27/30	Call	CITI	06/25/25	3.15%	1 Day SOFR(A)/ 4.410%	3.15%(A)	100	(277)
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.31%	1 Day SOFR(A)/ 4.410%	3.31%(A)	35	(99)
A18

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
7-Year Interest Rate Swap, 05/29/32	Call	JPM	05/27/25	3.41%	1 Day SOFR(A)/ 4.410%	3.41%(A)	35	$(140)
10-Year Interest Rate Swap, 09/29/35	Call	DB	09/25/25	3.21%	1 Day SOFR(A)/ 4.410%	3.21%(A)	50	(357)
3-Year Interest Rate Swap, 04/29/28	Put	CITI	04/25/25	3.96%	3.96%(A)	1 Day SOFR(A)/ 4.410%	80	(36)
5-Year Interest Rate Swap, 08/25/30	Put	JPM	08/21/25	4.53%	4.53%(A)	1 Day SOFR(A)/ 4.410%	130	(199)
7-Year Interest Rate Swap, 05/14/32	Put	JPM	05/12/25	4.50%	4.50%(A)	1 Day SOFR(A)/ 4.410%	195	(31)
10-Year Interest Rate Swap, 05/23/35	Put	CITI	05/21/25	4.30%	4.30%(A)	1 Day SOFR(A)/ 4.410%	120	(166)
Total Options Written (premiums received $129)								$(1,439)
Futures contracts outstanding at March 31, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
26	5 Year U.S. Treasury Notes	Jun. 2025	$2,812,063	$14,798
40	10 Year U.S. Treasury Notes	Jun. 2025	4,448,750	12,728
25	10 Year U.S. Ultra Treasury Notes	Jun. 2025	2,853,125	18,358
22	20 Year U.S. Treasury Bonds	Jun. 2025	2,580,188	5,061
62	30 Year U.S. Ultra Treasury Bonds	Jun. 2025	7,579,500	110,546
189	Mini MSCI EAFE Index	Jun. 2025	22,834,035	(661,730)
15	S&P 500 E-Mini Index	Jun. 2025	4,239,938	8,235
1	S&P Mid Cap 400 E-Mini Index	Jun. 2025	293,860	528
				(491,476)
Short Position:
3	2 Year U.S. Treasury Notes	Jun. 2025	621,516	(215)
				$(491,691)
Forward foreign currency exchange contracts outstanding at March 31, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/25	SSB	EUR	566	$613,365	$612,381	$—	$(984)

A19

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/02/25	SSB	EUR	566	$593,936	$612,381	$—	$(18,445)
Expiring 05/02/25	SSB	EUR	566	614,357	613,378	979	—
				$1,208,293	$1,225,759	979	(18,445)
						$979	$(19,429)
Credit default swap agreement outstanding at March 31, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Kingdom of Spain	06/20/25	1.000%(Q)	80	0.066%	$193	$168	$25	BARC
Republic of Italy	06/20/25	1.000%(Q)	140	0.085%	331	294	37	BARC
					$524	$462	$62

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2025(4)	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.44.V1	06/20/30	1.000%(Q)	4,521	0.614%	$84,793	$83,143	$(1,650)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A20

AST QUANTITATIVE MODELING PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2025 (unaudited)
Interest rate swap agreements outstanding at March 31, 2025:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
10,160	05/07/25	4.321%(A)	1 Day USOIS(2)(A)/ 4.330%	$—	$(274)	$(274)
3,405	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.410%	—	7,865	7,865
3,585	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(9,959)	(9,959)
1,745	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.410%	—	(9,540)	(9,540)
240	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.410%	44	(3,087)	(3,131)
3,570	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.410%	940	40,581	39,641
2,225	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.410%	(2,366)	(35,493)	(33,127)
505	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 4.410%	—	3,757	3,757
280	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.410%	127,811	130,336	2,525
220	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 4.410%	3,217	2,718	(499)
385	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 4.410%	—	826	826
				$129,646	$127,730	$(1,916)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day SOFR -54bps(T)/ 3.870%	JPM	09/19/25	(2,369)	$6,703	$—	$6,703
U.S. Treasury Bond(T)	1 Day USOIS +28bps(T)/ 4.610%	JPM	05/06/25	3,765	(153,112)	—	(153,112)
					$(146,409)	$—	$(146,409)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A21